Share-based Compensation - Additional Information (Detail)			3 Months Ended	12 Months Ended
	Mar. 26, 2018	Jan. 05, 2018 shares	Mar. 31, 2020 ¥ / shares shares	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 $ / shares shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 $ / shares shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2021 $ / shares	Dec. 31, 2021 CNY (¥) shares	Jan. 05, 2020 shares	Jan. 09, 2019 shares	Jan. 08, 2019 shares	Jan. 05, 2019 shares	Dec. 31, 2018 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation , options, exercise price | $ / shares					$ 0.0004		$ 0.0004
Share-based compensation | ¥				¥ 379,948,000		¥ 996,417,000		¥ 517,000
Share Based Compensation Expense | ¥				379,948,000		¥ 996,417,000
Number of options outstanding					0	0	91,138,700	91,138,700		0					75,091,640
Share-based Payment Arrangement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation , options, exercise price | ¥ / shares			¥ 0.0004
Share-based compensation | ¥				¥ 0		¥ 0		¥ 0
Share-based Payment Arrangement [Member] | Share-based Payment Arrangement, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment award, award vesting rights, percentage			25.00%
Share-based payment award, award vesting period			4 years
Share-based Payment Arrangement [Member] | Share-based Payment Arrangement, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment award, award vesting rights, percentage			15.00%
Share-based payment award, award vesting period			4 years
Share option vesting rights percentage			40.00%
Share-based Payment Arrangement [Member] | Share-based Payment Arrangement, Tranche Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment award, award vesting rights, percentage			3.75%
Share-based payment award, award vesting period			4 years
Share option vesting rights percentage			85.00%
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment award, award vesting rights, percentage				75.00%
Share-based payment award, award vesting period				3 years
Share option vesting rights percentage				25.00%
Nonvested award, excluding option, cost not yet recognized, amount | ¥										¥ 840,075,000
Number of shares replaced			75,010,330
Common stock par or stated value per share | $ / shares									$ 0.00001
Nonvested award, cost not yet recognized, period for Recognition				2 years 21 days
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment award, award vesting rights, percentage	50.00%	50.00%
Share-based payment award, award vesting period	2 years	2 years
Share-based compensation | ¥				¥ 0		¥ 0		¥ 517,000
Number of shares replaced			17,643,400
Share based compensation Arrangement by share based payment award number of shares modified		26,666,675
Percent of number of shares vested		50.00%
Number of shares vested		40,000,000
Number of unvested restricted shares		40,000,000										20,000,000	20,000,000	40,000,000
Number of unvested restricted shares upon modification		26,666,675									13,333,325			13,333,325
Nonvested award, cost not yet recognized, period for Recognition				2 years